Trade receivables	12 Months Ended
Mar. 29, 2026
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	Trade receivables

	March 29, 2026	March 30, 2025
		Reclassified
	$	$
Trade accounts receivable	92.1	68.6
Sales tax receivables	27.8	22.9
Credit card receivables	4.5	4.5
Other receivables	2.7	4.5
	127.1	100.5
Less: expected credit loss and sales allowances	(18.7)	(2.5)
Trade receivables	108.4	98.0
The following are the continuities of the Company’s expected credit loss and sales allowances deducted from trade receivables:

	March 29, 2026			March 30, 2025
	Expected credit loss	Sales allowances	Total	Expected credit loss	Sales allowances	Total
	$	$	$	$	$	$
Balance at the beginning of the year	(2.2)	(0.3)	(2.5)	(2.1)	(0.6)	(2.7)
Losses recognized	(16.4)	0.1	(16.3)	(0.2)	(0.5)	(0.7)
Amounts settled or written off during the year	0.1	—	0.1	0.1	0.8	0.9
Balance at the end of the year	(18.5)	(0.2)	(18.7)	(2.2)	(0.3)	(2.5)